Subsequent Events, Vessel Acquisitions (Details) - Subsequent Event [Member]		1 Months Ended	2 Months Ended
	Feb. 05, 2021 USD ($) Vessel	Mar. 02, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 17, 2021 USD ($)	Mar. 11, 2021 USD ($)	Mar. 09, 2021 USD ($)	Feb. 18, 2021 USD ($)
Magic Orion [Member]
Vessel Acquisitions [Abstract]
Purchase price of delivered vessel				$ 17,500,000
Magic Venus [Member]
Vessel Acquisitions [Abstract]
Purchase price of delivered vessel		$ 15,850,000
Magic Argo [Member]
Vessel Acquisitions [Abstract]
Purchase price of delivered vessel			$ 14,500,000
Aframax LR2 Tankers [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired | Vessel	2
Purchase price of vessels	$ 27,200,000
Term of time charter contract	1 year
Gross daily hire rate	$ 15,000
Profit sharing percentage	50.00%
Term of time charter contract extension	1 year
Kamsarmax Vessel [Member]
Vessel Acquisitions [Abstract]
Purchase price of vessels					$ 16,900,000	$ 15,500,000	$ 14,800,000